UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23125

ELEVATION ETF TRUST
 (Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Andrea E. Kuchli, Esq., Secretary
Elevation ETF Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

SUMMIT WATER INFRASTRUCTURE MULTIFACTOR ETF	SCHEDULE OF INVESTMENTS
July 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.58%)
Consumer Discretionary (7.88%)
Coway Co., Ltd.	3,148	$278,778
Enercare, Inc.	19,227	322,931
Total Consumer Discretionary		601,709

Health Care (0.14%)
Cantel Medical Corp.	144	10,685
Total Health Care		10,685

Industrials (52.33%)
Aalberts Industries NV	4,139	180,801
ANDRITZ AG	4,868	298,337
AO Smith Corp.	1,227	65,706
Belimo Holding AG	56	232,235
CITIC Envirotech, Ltd.	57,600	31,878
Forest Water Environment Engineering Co., Ltd.	108,000	214,244
Geberit AG	552	265,567
Georg Fischer AG	254	288,950
Global Brass & Copper Holdings, Inc.	612	19,615
Grupo Rotoplas SAB de CV	44,900	73,268
GWA Group, Ltd.	137,341	355,988
HomeServe PLC	21,434	205,030
IDEX Corp.	1,247	145,325
METAWATER Co., Ltd.	7,500	207,492
Miura Co., Ltd.	7,200	145,835
Nihon Trim Co., Ltd.	4,500	187,356
Pentair PLC	3,503	220,934
Polypipe Group PLC	50,451	267,059
Tianjin Capital Environmental Protection Group Co. Ltd., Class H	329,000	211,448
The Toro Co.	1,173	83,389
Valmont Industries, Inc.	284	43,367
Watts Water Technologies, Inc., Class A	1,551	99,885
Xylem, Inc.	2,736	155,213
Total Industrials		3,998,922

Information Technology (1.27%)
Badger Meter, Inc.	2,150	97,287
Total Information Technology		97,287

Materials (5.25%)
Ecolab, Inc.	843	110,998
Kemira Oyj	23,018	290,199
Total Materials		401,197

Utilities (32.71%)
Aguas Andinas SA, Class A	470,393	296,284
Beijing Enterprises Water Group, Ltd.	108,000	89,737
China Water Affairs Group, Ltd.	261,000	142,349
Cia de Saneamento Basico do Estado de Sao Paulo	1,800	19,366
Cia de Saneamento de Minas Gerais-COPASA	1,500	20,386
Guangdong Investment, Ltd.	108,000	152,097
Hera SpA	47,071	152,123
Inversiones Aguas Metropolitanas SA	62,821	109,006
Kangda International Environmental Co. Ltd.(a)(b)	211,000	41,601
Manila Water Co., Inc.	182,000	115,418
Pennon Group PLC	16,463	174,856
Severn Trent PLC	5,077	150,049
SJW Group	1,279	67,621
Suez	13,259	239,835
TTW PCL	824,300	270,006
United Utilities Group PLC	15,975	189,170
YTL Power International Bhd	823,600	269,308
Total Utilities		2,499,212

TOTAL COMMON STOCKS
(Cost $6,997,886)		7,609,012

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.29%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.954%	22,016	22,016

TOTAL SHORT TERM INVESTMENTS
(Cost $22,016)			22,016

TOTAL INVESTMENTS (99.87%)
(Cost $7,019,902)			$7,631,028

NET OTHER ASSETS AND LIABILITIES (0.13%)			10,126

NET ASSETS (100.00%)			$7,641,154

(a)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of July 31, 2017, the aggregate fair value of those securities was $41,601, representing 0.54% of net assets.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees, unless otherwise noted below. As of July 31, 2017, the aggregate value of those securities was $41,601, representing 0.54% of net assets.

See Notes to Quarterly Schedule of Investments.

Summit Water Infrastructure Multifactor ETF
Notes to Quarterly Schedule of Investments	July 31, 2017
(Unaudited)

1. ORGANIZATION

The Elevation ETF Trust (the ‘‘Trust’’) is an open‐ended management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2017, the Trust currently consists of one portfolio. This report pertains to the Summit Water Infrastructure Multifactor ETF (the “Fund”). The Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Summit Zacks Global Water Index (the “Underlying Index”). The Fund has elected to qualify as a non‐diversified series of the Trust under the 1940 Act.

The Trust was organized as a statutory trust on December 3, 2015, under the laws of the State of Delaware. The Adviser purchased 2,000 initial shares at $25.00 per share on March 4, 2016, and the Fund commenced operations on August 9, 2016.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 25,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in‐kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Effective June 26,, 2017, the Trust’s Board of Trustees (the “Board”) approved a reduction in the number of Shares required to form a Creation Unit of the Fund from 50,000 to 25,000 Shares. The Fund is authorized to issue an unlimited number of shares with no par value.

2. PORTFOLIO VALUATION

The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded in the over‐the‐counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at fair value or, in the absence of fair value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre‐established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de‐listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

3. FAIR VALUE MEASUREMENTS

The Fund discloses the classification of its fair value measurements following a three‐tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2017:
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$7,609,012	$–	$–	$7,609,012
Short Term Investments	22,016	–	–	22,016
Total	$7,631,028	$–	$–	$7,631,028

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the period ended July 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

4. TAX BASIS INFORMATION

As of July 31, 2017, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Summit Water Infrastructure Multifactor ETF
Gross appreciation (excess of value over tax cost)	$693,175
Gross depreciation (excess of tax cost over value)	(101,472)
Net unrealized appreciation	591,703
Cost of investments for income tax purposes	$7,039,325

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this Report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended, and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this Report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99 Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELEVATION ETF TRUST

By:	/s/ Jeremy O. May
Jeremy O. May
President

Date:	September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President

Date:	September 28, 2017

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer

Date:	September 28, 2017